CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net income	€ 129	€ 308	€ 262
Adjustments
Depreciation and amortization	294	287	267
Pension and other post-employment benefits service costs	23	(22)	64
Finance costs - net	141	131	167
Income tax expense / (benefit)	67	(105)	55
Unrealized losses / (gains) on derivatives - net and from remeasurement of monetary assets and liabilities - net	5	47	(36)
(Gains) / losses on disposal	(29)	4	3
Other - net	20	17	11
Change in working capital
Inventories	194	(241)	(435)
Trade receivables	55	155	(227)
Trade payables	(190)	41	396
Other	(5)	13	5
Change in provisions	(5)	(10)	(7)
Pension and other post-employment benefits paid	(39)	(44)	(43)
Interest paid	(123)	(113)	(128)
Income tax (paid) / refunded	(31)	(17)	3
Net cash flows from operating activities	506	451	357
Purchases of property, plant and equipment	(337)	(273)	(232)
Property, plant and equipment grants received	1	4	10
Proceeds from disposals, net of cash	48	0	1
Other investing activities	0	(1)	0
Net cash flows used in investing activities	(288)	(270)	(221)
Proceeds from issuance of long-term borrowings	0	0	712
Repayments of long-term borrowings	(53)	(192)	(1,052)
Net change in revolving credit facilities and short-term borrowings	(83)	72	(5)
Lease repayments	(37)	(37)	(32)
Payment of financing costs and redemption fees	0	(1)	(30)
Transactions with non-controlling interests	(3)	(2)	(2)
Other financing activities	(6)	(3)	(26)
Net cash flows used in financing activities	(182)	(163)	(435)
Net increase / (decrease) in cash and cash equivalents	36	18	(299)
Cash and cash equivalents - beginning of year	166	147	439
Transfer of cash and cash equivalents from / (to) assets classified as held for sale	1	(1)	0
Effect of exchange rate changes on cash and cash equivalents	(1)	2	7
Cash and cash equivalents - end of year	€ 202	€ 166	€ 147